ACCOUNTS RECEIVABLE, NET - Accounts receivable (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Third Parties
Total third-parties, net	¥ 40,366,074	$ 5,530,129	¥ 38,631,762
Third Parties
Third Parties
Trade accounts receivable	41,967,275	5,749,493	39,825,619
Allowance for credit losses	(1,601,201)	(219,364)	(1,193,857)
Total third-parties, net	40,366,074	5,530,129	38,631,762
Third Parties- long-term
Trade accounts receivable	1,981,767	271,501	774,604
Allowance for credit losses	(1,981,767)	(271,501)	(774,604)
Total third-parties, net	¥ 0	$ 0	¥ 0